Income Tax Expense - Reconciliations of Effective Income Tax Rates (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Profit before tax	¥ 1,207,789	¥ 1,261,876	¥ 676,464
Income tax expense	¥ 312,039	¥ 326,027	¥ 161,389
Effective income tax rate	25.80%	25.80%	23.90%
Effective statutory tax rate in Japan	30.60%	30.60%	30.60%
Tax impact of share of post-tax (profit) loss in associates and joint ventures	(4.10%)	(2.10%)	0.50%
Tax impact of impairment losses and reversal of impairment losses for investments in associates and joint ventures—net	2.30%	0.80%	(4.50%)
Non-Japanese earnings	(1.60%)	(1.30%)	(2.20%)
Nontaxable dividends received	(1.10%)	(0.80%)	(1.30%)
Effect of the change in the write-down of deferred tax assets on the current fiscal year income tax expense	(0.20%)	(0.40%)	(0.60%)
Tax impact of impairment losses of goodwill		0.90%
Others—net	(0.10%)	(1.90%)	1.40%
Effective income tax rate	25.80%	25.80%	23.90%